Financial Assets Held for Trading - Schedule of Fair value Measurments of Investment (Details)	Jun. 30, 2026 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets held for trading	$ 2,577,940
Total	2,577,940
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets held for trading	0
Total	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets held for trading	2,577,940
Total	2,577,940
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets held for trading	0
Total	$ 0